ENVIRONMENTAL REHABILITATION OBLIGATION FUNDS (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Balance at beginning of the year	R 4,602.2	R 3,998.7	R 3,492.4
Contributions made	63.6	12.9	63.0
Payments received	(7.4)	(151.9)
Interest income	245.1	265.5	223.5
Environmental rehabilitation obligation funds on acquisition of subsidiaries		443.2	244.7
Balance at end of the year	4,934.0	4,602.2	3,998.7
Restricted cash portion	702.9	610.0	633.9
Funds	4,231.1	3,992.2	3,364.8
Environment rehabilitation obligation funds.
Disclosure of fair value measurement of assets [line items]
Fair value adjustment	R 30.5	R 33.8	R (24.9)